A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2021

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Aeolus Property Catastrophe Keystone PF Fund LP	Global	$2,224,683	$1,964,006	0.41%	6/1/2013	Custom Dates	93 days	12/31/2021		(d)
Axonic Special Opportunities SBL Overseas Fund Ltd.	US/Canada	18,500,000	22,566,956	4.69	7/1/2020	Quarterly	180 days	6/30/2022	(e)	$22,566,956
Boundary Creek Fund Offshore Ltd.	Global	15,000,000	16,057,340	3.33	10/1/2020	Quarterly	90 days	9/30/2021	(e),(f)	$4,014,335
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	11,963,780	18,199,847	3.78	2/1/2017	Quarterly	60 days	6/30/2021	(f)	$4,549,962

Credit/Income Subtotal		47,688,463	58,788,149	12.21

Equity Hedged

Anomaly Capital International, Ltd.	Global	20,000,000	22,364,649	4.64	10/1/2020	Quarterly	60 days	9/30/2022	(e),(f)	$3,990,883
Brilliant US Feeder 2 Fund Limited	Greater China	11,581,841	14,035,814	2.91	6/1/2018	Monthly	30 days	6/30/2021	(g),(h)	$9,362,384
Parsifal Offshore Ltd.	Global	20,000,000	21,073,424	4.38	3/1/2021	Quarterly	60 days	3/31/2022	(e),(f)	$5,268,356
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	5,782,780	13,040,241	2.71	4/1/2011	Quarterly	45 days	6/30/2021		$13,040,241
Pleiad Asia Offshore Feeder Fund	Asia including Japan	14,112,706	20,018,277	4.16	2/1/2018	Quarterly	60 days	6/30/2021	(f)	$5,004,569
Point72 Capital International, Ltd.	Global	16,588,991	21,312,567	4.43	8/1/2018	Quarterly	45 days	6/30/2021	(f)	$5,328,142
York Asian Opportunities Fund, L.P.	Asia including Japan	22,843,050	34,855,720	7.24	4/1/2018	Quarterly	60 days	6/30/2021		$34,855,720
ZP Offshore Utility Fund, Ltd.	US/Canada	10,230,000	16,431,051	3.41	4/1/2016	Quarterly	45 days	6/30/2021		$16,431,051

Equity Hedged Subtotal		121,139,368	163,131,743	33.88

Multi-Strategy

Millennium International Ltd.	Global	6,902,736	16,227,088	3.37	4/1/2011	Quarterly	90 days	6/30/2021	(f)	$4,056,772
Schonfeld Strategic Partners Offshore Fund Ltd.	Global	25,000,000	25,025,000	5.20	6/1/2021	Monthly	45 days	5/31/2022	(e)	$25,025,000

Multi-Strategy Subtotal		31,902,736	41,252,088	8.57

Relative Value

Linden Investors LP	Global	11,806,488	25,529,046	5.30	4/1/2014	Quarterly	65 days	6/30/2021	(i)	$6,382,261
Symmetry International Fund, Ltd.	Global	31,314,616	55,482,157	11.52	1/1/2015	Anniversary - 2 Years	180 days	12/31/2022		$55,482,157
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	Global	17,706,945	16,311,374	3.39	8/1/2012	Monthly	30 days	6/30/2021		$16,311,374
Two Sigma Spectrum Cayman Fund, Ltd.	Global	6,625,518	9,969,945	2.07	6/1/2015	Quarterly	56 days	6/30/2021		$9,969,945

Relative Value Subtotal		67,453,567	107,292,522	22.28

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2021

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Trading

East One Commodity Fund Ltd.	Global Markets	$22,000,000	$24,748,636	5.14%	3/1/2021	Monthly	30 days	2/28/2022	(e)	$24,748,636
Element Capital Feeder Fund, Ltd.	Global	17,619,264	26,219,420	5.44	4/1/2016	Quarterly	90 days	6/30/2021	(f)	$6,554,855
Pharo GAIA Fund, Ltd.	Global	19,400,425	30,410,018	6.32	4/1/2015	Quarterly	90 days	6/30/2021		$30,410,018
Rokos Global Macro Fund, Ltd.	Global	19,622,650	32,287,952	6.70	11/1/2015	Monthly	90 days	6/30/2021	(f)	$8,071,988

Trading Subtotal		78,642,339	113,666,026	23.60

Total Investment Funds		$346,826,473	$484,130,528	100.54%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)

Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of June 30, 2021, the Fund is not aware of any uncertainties related to redemptions.

(e)	This holding is under lock-up and is not redeemable without paying a fee.
(f)	The Investment Fund is subject to an investor level gate of 25%.
(g)	A portion of the Investment Fund is subject to an investor level gate of 20%.
(h)	A portion of this holding ($4,673,430) is under lock-up and is not redeemable.
(i)	The Investment Fund is subject to an investor level gate of 25% when total redemptions in the Investment Fund exceed 20%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2021

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $484,130,528. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $58,788,149) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of June 30, 2021, the Investment Funds in the credit/income strategy had $56,824,143 representing 97% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $38,624,296, representing 66% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12-24 months after acquisition. The remaining restriction period for these investments ranges from 3-12 months at June 30, 2021.

The Investment Funds in the equity hedged strategy (total fair value of $163,131,743) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2021, the Investment Funds in the equity hedged strategy had $89,442,347, representing 55% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $48,111,503, representing 29% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12-24 months after acquisition. The remaining restriction period for these investments ranges from 6-19 months at June 30, 2021.

The Investment Funds in the multi-strategy strategy (total fair value of $41,252,088) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of June 30, 2021, the Investment Funds in the multi-strategy strategy had $41,252,088, representing 100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $25,025,000, representing 61% of the value of the investments in this category, that cannot be redeemed in full because the investments

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2021

include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 11 months at June 30, 2021.

The Investment Funds in the relative value strategy (total fair value of $107,292,522), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2021, the Investment Funds in the relative value strategy had $25,529,046, representing 24% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the trading strategy (total fair value of $113,666,026) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of June 30, 2021, the Investment Funds in the trading strategy had $83,256,008, representing 73% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $24,748,636, representing 22% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 8 months at June 30, 2021.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2021.

Please refer to the March 31, 2021 financial statements for full disclosure on the Fund’s portfolio valuation methodology.